REVENUE - Contract Balances (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Contract with Customer, Liability
Current contract liabilities	¥ 1,637	$ 231	¥ 1,308
Long-term contract liabilities	1,072	$ 151	828
Total contract liabilities	¥ 2,709		¥ 2,136